Legal Matters (Details) (USD $) In Millions, unless otherwise specified			0 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended
	Mar. 31, 2013 Contract awarded by Iran	Sep. 30, 2012 Contract awarded by Iran	Feb. 19, 2013 Claim from public transit authority customer	Nov. 30, 2011 Claim from public transit authority customer item	Nov. 30, 2011 Claim from public transit authority customer item	Mar. 31, 2013 Claim from public transit authority customer	Sep. 30, 2012 Claim from public transit authority customer	Mar. 31, 2013 Claim from public transit authority customer Maximum
Legal Matters
Arbitration award amount	$ 2.8	$ 2.8
Amount of accrued liability	8.8	8.8
Amount of accrued interest	0.2	0.2
Amount of attorney's fees	0.6	0.1
Period prior to acquisition of contract during which a former employee was committing illegal acts						2 years	2 years
Number of employees alleged for loss of revenue due to inappropriate and illegal actions				1	1
Amount of recoupment sought under claim for alleged lost revenue, fees and damages						3.9
Estimated loss of revenue						2.9	2.9
Increase in claim			$ 1.0					$ 2.9